CERTIFICATION
                                  -------------


     Pursuant to Rule 497(j), AmSouth Funds (1933 Act File No. 33-21660, 1940 Act File No. 811-5551) ("Registrant") hereby certifies (a) that the form of Prospectus for Class A and Class B Shares used with respect to the Registrant, do not differ from the Prospectus for Class A and Class B Shares contained in Post-Effective Amendment No. 40 ("Post-Effective Amendment No. 40") to the Registrant's Registration Statement on Form N-1A and (b) that Post-Effective Amendment No. 40 was filed electronically.





                                            AmSouth Funds



Dated:  December 4, 2003                    By:  /s/ John F. Calvano
                                                 -------------------------------
                                                 John F. Calvano
                                                 President

                                  CERTIFICATION
                                  -------------


     Pursuant to Rule 497(j), AmSouth Funds (1933 Act File No. 33-21660, 1940 Act File No. 811-5551) ("Registrant") hereby certifies (a) that the form of Prospectus for Class I Shares used with respect to the Registrant, do not differ from the Prospectus for Class I Shares contained in Post-Effective Amendment No. 40 ("Post-Effective Amendment No. 40") to the Registrant's Registration Statement on Form N-1A and (b) that Post-Effective Amendment No. 40 was filed electronically.





                                            AmSouth Funds



Dated:  December 4, 2003                    By:  /s/ John F. Calvano
                                                 -------------------------------
                                                 John F. Calvano
                                                 President

                                  CERTIFICATION
                                  -------------


     Pursuant to Rule 497(j), AmSouth Funds (1933 Act File No. 33-21660, 1940 Act File No. 811-5551) ("Registrant") hereby certifies (a) that the form of Prospectus for Institutional Class 1, Institutional Class 2 and Institutional Class 3 Shares used with respect to the Registrant, do not differ from the Prospectus for Institutional Class 1, Institutional Class 2 and Institutional Class 3 Shares contained in Post-Effective Amendment No. 40 ("Post-Effective Amendment No. 40") to the Registrant's Registration Statement on Form N-1A and
(b) that Post-Effective Amendment No. 40 was filed electronically.





                                            AmSouth Funds



Dated:  December 4, 2003                    By:  /s/ John F. Calvano
                                                 -------------------------------
                                                 John F. Calvano
                                                 President